Expense Example	Jul. 29, 2026 USD ($)
Obra Opportunistic Structured Products ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	1,593
Obra High Grade Structured Products ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,910
Obra Defensive High Yield ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	1,163
Expense Example, with Redemption, 5 Years	2,268
Expense Example, with Redemption, 10 Years	$ 4,997